Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 478,584	$ 603,359	$ 568,704
Cost of revenues	331,466	375,877	271,817
Amortization of intangible assets		428,431	428,431
Gross loss (profit)	(147,118)	200,949	131,544
Operating expenses:
Research and development	685,571	705,646	783,665
Less - research and development grants	(405,268)	(437,045)	(315,967)
Research and development, net	280,303	268,601	467,698
Sales and marketing	393,785	566,896	625,031
General and administrative	1,415,632	1,893,179	1,345,495
Intangible asset impairment		2,108,117
Total operating expenses	2,089,720	4,836,793	2,438,224
Operating loss	1,942,602	5,037,742	2,569,768
Financial expenses (income), net (Note 13)	129,395	(528,195)	(50,904)
Net loss	$ 2,071,997	$ 4,509,547	$ 2,518,864
Net loss per ordinary share:
Basic net loss per ordinary share (in Dollars per share)	$ 0.01	$ 0.03	$ 0.06
Weighted average number of ordinary shares used in computing basic net loss per ordinary share (in Shares)	166,853,058	129,144,562	44,453,153